Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred taxes
	12/31/2020	12/31/2019
Assets - deferred income and social contribution taxes on:
Provision for impairment of assets	75,231	72,377
Provisions for tax, civil, and labor risks	138,516	150,085
Provision for post-employment benefits	96,108	92,199
Provision for differences between cash and accrual basis (i)	606,054	224,065
Goodwill	5,161	8,161
Business combination – tax basis vs. accounting basis of goodwill	75,515	75,745
Provision for asset retirement obligation	15,728	14,762
Provision for suppliers	49,501	35,214
Provision for profit sharing and bonus	56,873	44,818
Leases payable	41,932	19,003
Change in fair value of subscription warrants	22,833	16,338
Provision for deferred revenue	25,770	29,961
Other provisions	14,917	15,355
Tax losses and negative basis for social contribution carryforwards (9.d)	363,862	278,140
Total	1,588,001	1,076,223
Offset liability balance of deferred IRPJ and CSLL	(613,290)	(422,529)
Net balance of deferred taxes assets	974,711	653,694
Liabilities - deferred income and social contribution taxes on:
Revaluation of PP&E	1,776	1,866
Leases payable	1,895	2,356
Provision for differences between cash and accrual basis (i)	402,780	257,718
Provision for goodwill	92,242	39,186
Business combination – fair value of assets	111,832	114,125
Other provisions	15,497	14,809
Total	626,022	430,060
Offset asset balance of deferred IRPJ and CSLL	(613,290)	(422,529)
Net balance of deferred taxes liabilities	12,732	7,531

(i) Refers mainly to the income tax on the exchange variation of the derivate hedging instruments.

Summary of Changes in Balances of Deferred Taxes

Changes in the net balance of deferred IRPJ and CSLL are as follows:

	2020	2019	2018
Initial balance	646,163	504,890	530,419
Deferred IRPJ and CSLL recognized in income of the year	87,939	97,465	(162,417)
Deferred IRPJ and CSLL recognized in other comprehensive income	210,034	40,497	133,124
Deferred IRPJ and CSLL recognized in business combination	-	-	1,054
Others	17,843	3,311	2,710
Final balance	961,979	646,163	504,890

Summary of Recovery of Deferred Tax Assets

The estimated recovery of deferred tax assets relating to IRPJ and CSLL is stated as follows:

Up to 1 year	203,341
From 1 to 2 years	154,684
From 2 to 3 years	79,646
From 3 to 5 years	189,231
From 5 to 7 years	634,200
From 7 to 10 years	326,899
Total of deferred tax assets relating to IRPJ and CSLL	1,588,001

Summary of Reconciliation of Taxes

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2020	2019	2018
Income (loss) before taxes and share of profit (loss) of joint ventures, and associates	1,542,681	793,698	1,785,818
Statutory tax rates – %	34	34	34
Income and social contribution taxes at the statutory tax rates	(524,512)	(269,857)	(607,178)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(74,877)	(68,795)	(82,784)
Nontaxable revenues (ii)	33,552	28,235	32,523
Adjustment to estimated income (iii)	8,850	10,511	9,706
Interest on equity (iv)	-	-	(538)
Unrecorded deferred income and social contribution taxes carryforwards deferred (v)	(123,300)	(146,820)	(95,480)
Other adjustments	24,992	24,873	(2,634)
Income and social contribution taxes before tax incentives	(655,295)	(421,853)	(746,385)
Tax incentives - SUDENE	83,928	43,244	107,666
Income and social contribution taxes in the income statement	(571,367)	(378,609)	(638,719)
Current	(659,306)	(476,074)	(476,302)
Deferred	87,939	97,465	(162,417)
Effective IRPJ and CSLL rates – %	37.0	47.7	35.8

(i)	Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative effects of foreign subsidiaries and certain provisions.
(ii)	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions.
(iii)	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to 32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries.
(iv)	Interest on equity is an option foreseen in Brazilian corporate law to distribute profits to shareholders, calculated based on the long-term interest rate (“TJLP”), which does not affect the income statement, but is deductible for purposes of IRPJ and CSLL, being taxable to the beneficiary and deductible to the entity that pays.
(v)	See Note 9.d.

Summary of Tax Incentives

The following subsidiaries are entitled to federal tax benefits providing for IRPJ reduction under the program for development of northeastern Brazil operated by the Superintendence for the Development of the Northeast (“SUDENE”), as shown below:

Subsidiary	Units	Incentive - %	Expiration
Bahiana Distribuidora de Gás Ltda.	Mataripe base	75	2024
	Caucaia base	75	2025
	Juazeiro base	75	2026
	Aracaju base	75	2027
	Suape base	75	2027
Terminal Químico de Aratu S.A. – Tequimar	Suape terminal (1)	75	2020
	Aratu terminal	75	2022
	Itaqui terminal	75	2025
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Camaçari plant	75	2021
Oxiteno S.A. Indústria e Comércio (2)	Camaçari plant	75	2026
Empresa Carioca de Produtos Químicos S.A. (3)	Camaçari plant	75	2026

(1)	Based on the legislation in force the enterprise belongs to the sectors identified as priorities for the development of the Northeast region of Brazil. Combined with Tequimar's successful track record in meeting the requirements for maintaining and renewing the incentive, as well as in the fact that several investments have been made in the modernization of the production process of the unit that is the object of the benefit – Suape Terminal, the request for the extension of the incentive for another 10 years will be filed in 2021 at SUDENE. The renewal request is usually made in the year after the year in which the incentive expires and generates retroactive effects as of January of the year in which the request is filed.
(2)	The request for renewal of the Oleoquímica incentive will be filed in 2022, for the same reasons described in note 1 above.
(3)	The request to transfer the right to reduce the IRPJ to Oxiteno S.A. was submitted to SUDENE and waits decision.

Summary of deferred income and social contribution tax assets

The balances which are constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution base are as follows:

	12/31/2020	12/31/2019
Oxiteno S.A.	205,604	148,306
Extrafarma	72,318	72,318
Ipiranga	44,537	-
Ultrapar	27,736	27,051
Iconic	5,691
Abastece Aí	7,362	-
Tequimar Vila do Conde	489	17,657
Ultracargo	107	-
UVC Investimentos	18	-
Cia Ultragaz	-	12,808
	363,862	278,140

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution base are as follows:

	12/31/2020	12/31/2019
Extrafarma	294,400	237,664
Millennium	640	96
Integra Frotas	7,802	4,636
	302,842	242,396

Schedule of foreign subsidiaries have tax loss carryforwards

In addition, the following foreign subsidiaries that do not have deferred taxes recognized related to income tax, as shown below, subject to local compensation rules.

	12/31/2020	12/31/2019	12/31/2020	12/31/2019
	US$ (thousands)	US$ (thousands)	R$ (thousands)	R$ (thousands)
Oxiteno USA	217,837	184,781	1,132,035	744,797
Oxiteno Uruguai	7,943	7,444	41,279	30,005
Ultrapar International	6,261	10,420	32,535	42,000
	232,041	202,645	1,205,849	816,802